Operating Segment Information - Individual Customers Accounting for at least 10% of Operating Revenues (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of Major Customers [Line Items]
Operating revenues	$ 148,201,641	$ 4,954,919	$ 151,252,571	$ 149,284,706
Customer concentration risk [member] | Wafer fabrication [member] | Customer A [member]
Disclosure of Major Customers [Line Items]
Operating revenues	$ 17,576,293		$ 15,357,470	$ 15,632,722